Disclosure of expenses by nature (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Salaries and benefits	$ 1,387,249	$ 1,509,865	$ 1,607,078
Directors fees	78,850	83,404	86,321
Consulting and professional fees	398,244	368,610	546,675
Office, insurance and other expenses	286,460	336,744	381,710
Occupancy	317,305	310,842	303,096
Shareholders communications and filing fees	159,060	150,607	176,624
Travel and related costs	97,591	117,720	119,914
Corporate and administrative	$ 2,724,759	$ 2,877,792	$ 3,221,418